Schedule I - Additional Information of Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule I - Additional Information of Parent Company

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share, per share data or otherwise noted)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	45,520	34,548	5,009
Amounts due from related parties, net	22,315	—	—
Prepayments and other receivables, net	47,524	32,403	4,698
Total current assets	115,359	66,951	9,707
Non-current assets:
Long-term investments	23,694	19,806	2,872
Investments in subsidiaries, former VIE and former VIE’s subsidiaries	6,297,373	3,783,114	548,500
Other non-current assets	16,670	14,909	2,162
Total Non-current assets	6,337,737	3,817,829	553,534
TOTAL ASSETS	6,453,096	3,884,780	563,241
LIABILITIES
Current liabilities:
Short-term borrowings	30,300	—	—
Accrued expenses and other current liabilities	2,337	3,108	450
Total current liabilities	32,637	3,108	450
TOTAL LIABILITIES	32,637	3,108	450
SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.001 par value, 941,472,561 and 941,472,561 shares authorized, 100,854,060 and 100,854,060 shares issued and 92,416,377 and 96,388,001 outstanding as of December 31, 2021 and 2022, respectively)	609	609	88
Class B Ordinary shares (US$0.001 par value, 47,240,103 and 47,240,103 shares authorized, 47,240,103 and 47,240,103 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	305	305	44
Class C Ordinary shares (US$0.001 par value, 11,287,336 and 11,287,336 shares authorized, 11,287,336 and 11,287,336 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	7	7	1
Additional paid-in capital	12,954,163	13,131,263	1,903,854
Treasury shares (US$0.001 par value, 5,699,315 outstanding as of December 31, 2022)	—	(217,920)	(31,595)
Accumulated deficit	(6,538,947)	(9,006,884)	(1,305,875)
Accumulated other comprehensive income (loss)	4,322	(25,708)	(3,726)
TOTAL SHAREHOLDERS’ EQUITY	6,420,459	3,881,672	562,791
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,453,096	3,884,780	563,241

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Expenses and (loss) income
Selling and marketing expenses	—	(28)	—	—
General and administrative expenses	(1,000)	(7,228)	(15,909)	(2,307)
Other operating income	—	—	22,869	3,316
Interest income	6	82	—	—
Interest expenses	—	(4,238)	(1,297)	(188)
Other (loss) income, net	(19,844)	(43,287)	207,914	30,145
Equity in losses of subsidiaries and share of loss from former VIE and former VIE’s subsidiaries	(449,780)	(761,848)	(2,681,514)	(388,783)
Net loss attributable to the Company	(470,618)	(816,547)	(2,467,937)	(357,817)
Accretion of convertible redeemable preferred shares	(1,304,498)	(508,627)	—	—
Net loss attributable to ordinary shareholders	(1,775,116)	(1,325,174)	(2,467,937)	(357,817)

Net loss attributable to the Company	(470,618)	(816,547)	(2,467,937)	(357,817)
Foreign currency translation adjustments	2,441	2,239	(30,030)	(4,354)
Total comprehensive loss	(468,177)	(814,308)	(2,497,967)	(362,171)
Accretion of convertible redeemable preferred shares	(1,304,498)	(508,627)	—	—
Total comprehensive loss attributable to ordinary shareholders	(1,772,675)	(1,322,935)	(2,497,967)	(2,497,967)

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cash used in operating activities	—	(4,295)	37,835	5,486
Cash flows from investing activities:
Purchase of long-term investments	—	(32,427)	(12,644)	(1,833)
Investments in subsidiaries’ and former VIE’s subsidiaries	(500,551)	(2,589,491)	(595,130)	(86,286)
Collection of investments in subsidiaries’ and former VIE’s subsidiaries	—	—	804,743	116,677
Cash (used in) provided by investing activities	(500,551)	(2,621,918)	196,969	28,558
Cash flows from financing activities:
Proceeds from long-term borrowings	65,200	—	—	—
Proceeds from exercise of options	—	—	2,864	415
Repurchase of ordinary shares	—	—	(217,920)	(31,595)
Repayment for short-term borrowings	(2,719)	(32,230)	(30,720)	(4,454)
Proceeds from issuance of convertible redeemable preferred shares	512,715	1,138,232	—	—
Proceeds from IPO, net of issuance cost of RMB46,931	—	1,488,866	—	—
Cash provided by (used in) financing activities	575,196	2,594,868	(245,776)	(35,634)

Net increase (decrease) in cash, cash equivalents	74,645	(31,345)	(10,972)	(1,591)
Cash, cash equivalent at the beginning of the year	2,220	76,865	45,520	6,600
Cash, cash equivalent at the end of the year	76,865	45,520	34,548	5,009
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	—	(4,238)	(1,297)	(188)
Supplemental disclosure of non-cash investing and financing activities:
Exercise of warrant	—	10,345	—	—

SCHEDULE I

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Company records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries, former VIE and former VIE’s subsidiaries” or and the subsidiaries and former VIE’ profit or loss as “Equity in losses of subsidiaries and share of loss from former VIE and former VIE’s subsidiaries” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. As of December 31, 2022, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company. Besides the short-term borrowings existed as of the year ended December 31, 2020 and 2021, there were no other material contingencies, significant provisions of long-term obligations, guarantees of the Company for the years ended December 31, 2020 and 2021.